Stock-Based Compensation (Assumptions to Estimate Fair Value of Stock Acquisition Rights on Date of Grant Used in Black-Scholes Option Pricing Model) (Detail)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.01%
Expected volatility	25.91%
Expected remaining term (in years)	2 years 5 months 16 days
Expected dividend yield	3.42%